Inventories (Tables)	6 Months Ended
Jun. 30, 2025
Inventories [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	June 30,	December 31,
	2025	2024
Finished products	$730	$1,345
Raw and packaging materials	15,564	13,563
Products in process	1,103	968
	$17,397	$15,876